Inventories (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Inventory [Line Items]
Finished goods	$ 4,476,068	$ 6,213,300
Raw materials	6,485,974	3,538,296
Inventories, Total	$ 10,962,042	$ 9,751,596